10-Q Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt	Debt
Certain debt instruments of the Company contain restrictive covenants and cross-default provisions. In order to borrow under the debt agreements, the Company must be in compliance with the applicable covenants and certain other conditions, all of which management believes the Company, as applicable, was in compliance with at June 30, 2023. In the event the Company does not comply with the applicable covenants and other conditions, alternative sources of funding may need to be pursued.
On April 25, 2023, the Company issued $425.0 million of 7.75 percent senior notes due May 1, 2031, pursuant to an indenture.
On May 31, 2023, the Company entered into a senior secured credit agreement consisting of a $275.0 million term loan and a $350.0 million revolving credit facility, of which $190.0 million was drawn down and $35.0 million was repaid during the period. Each debt facility has a SOFR-based interest rate and a maturity date of May 31, 2028. The term loan has a mandatory annual amortization of 2.50 percent for years one and two, 5.00 percent for years three and four, and 7.50 percent in the fifth year. The agreement contains customary covenants and provisions, including a covenant of Knife River not to permit, at any time, the ratio of total debt to trailing twelve month EBITDA to be greater than 4.75 to 1.00. The agreement also contains an interest coverage ratio covenant stating that Knife River’s trailing twelve month EBITDA to interest expense is to be no less than 2.25 to 1.00. The covenants also include restrictions on the sale of certain assets, loans and investments.
Long-term debt
Long-term Debt Outstanding Long-term debt outstanding was as follows:

	Weighted Average Interest Rate at June 30, 2023	June 30, 2023
	(In thousands)
Term loan agreement due on May 31, 2028	7.36%	$275,000
Revolving credit agreement	7.53%	155,000
Senior notes due on May 1, 2031	7.75%	425,000
Other notes due on January 1, 2061	—%	511
Less unamortized debt issuance costs		16,382
Total long-term debt		839,129
Less current maturities		7,082
Net long-term debt		$832,047
Schedule of Debt Maturities Long-term debt maturities, which excludes unamortized debt issuance costs, at June 30, 2023, were as follows:

	Remainder of 2023	2024	2025	2026	2027	Thereafter
	(In thousands)
Long-term debt maturities	$3,645	$6,977	$10,414	$13,850	$17,187	$803,438
The Company currently borrows under the revolving credit agreement on a short-term basis and can refinance the draws throughout the term of the credit facility, which extends to May 31, 2028. For this reason, the credit agreement has been classified as long-term, given the intent and ability to refinance on a long-term basis.